Risk management - Aging analysis (past due but performing): Business lending portfolio by geographic area, outstandings (Details) - Business Lending [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 7,831	€ 7,747
Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,831	7,747
Netherlands [member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	770	751
Belgium [member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	912	1,028
Germany [member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	204	385
United Kingdom [member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	959	820
Spain [member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	339	688
France [member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	106	639
Luxembourg [member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	301	340
Poland [member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	206	279
Rest of Europe [Member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,214	1,445
Americas [Member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,538	1,159
Asia [Member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	151	187
Australia [member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	128	23
Africa [Member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 3	€ 2